                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7398

              Van Kampen Pennsylvania Value Municipal Income Trust
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               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
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               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   10/31

Date of reporting period:   7/31/04
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VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS JULY 31, 2004 (UNAUDITED)

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


PAR
AMOUNT
(000)   DESCRIPTION                                                           COUPON           MATURITY                   VALUE
         MUNICIPAL BONDS    160.9%
         PENNSYLVANIA    150.0%
$1,000   Allegheny Cnty, PA Arpt Auth Pittsburgh Intl Arpt Rfdg
         (AMT) (FGIC Insd)                                                      5.750%          01/01/18                $1,059,670
 1,360   Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys Ser A
         (MBIA Insd)                                                            6.500           11/15/30                 1,564,381
 2,000   Allegheny Cnty, PA Port Auth Spl Rev Trans
         (Prerefunded @ 03/01/09) (MBIA Insd)                                   6.000           03/01/24                 2,278,400
   905   Allegheny Cnty, PA Residential Mtg Single Family Ser
         KK-2 (AMT) (GNMA Collateralized)                                       5.750           05/01/33                   925,625
 1,525   Allegheny Cnty, PA Residential Mtg Single Family Ser MM
         (AMT) (GNMA Collateralized)                                            5.200           05/01/33                 1,528,218
 1,000   Allegheny Cnty, PA San Auth Swr Rev (MBIA Insd)                        5.500           12/01/24                 1,060,490
 2,600   Allentown, PA Area Hosp Auth Rev Sacred Heart Hosp of
         Allentown Ser A Rfdg                                                   6.750           11/15/14                 2,615,210
 2,580   Bensalem Twp, PA Sch Dist (FGIC Insd)                                  5.000           08/15/17                 2,718,675
 2,775   Bensalem Twp, PA Sch Dist (FGIC Insd)                                  5.000           08/15/20                 2,881,921
 1,695   Berks Cnty, PA Muni Auth Albright College Proj                         5.500           10/01/16                 1,756,325
 1,800   Berks Cnty, PA Muni Auth Albright College Proj                         5.500           10/01/17                 1,856,448
 2,000   Berks Cnty, PA Muni Auth Hosp Rev Reading Hosp & Med Ctr
         Proj (Prerefunded @ 11/01/09) (FSA Insd)                               6.000           11/01/29                 2,317,100
 1,000   Canon McMillan Sch Dist PA Ser B (FGIC Insd)                           5.500           12/01/29                 1,044,450
   870   Carbon Cnty, PA Indl Dev Auth Panther Creek Partn Proj
         Rfdg (AMT) (LOC: Paribas & Union Bk of CA Intl)                        6.650           05/01/10                   936,546
 1,000   Central Dauphin, PA Sch Dist (FSA Insd)                                5.000           12/01/19                 1,051,100
 1,000   Cumberland Cnty, PA Muni Auth Dickinson College Ser A
         (AMBAC Insd)                                                           5.500           11/01/30                 1,043,710
 1,000   Delaware Cnty, PA Auth College Neumann College Rfdg                    6.000           10/01/31                 1,012,440
 1,000   Delaware Cnty, PA Auth Hosp Rev Crozer Chester Med Ctr                 6.000           12/15/09                 1,021,210
 1,500   Delaware Vly, PA Regl Fin Auth                                         5.750           07/01/17                 1,714,620
 1,000   Harrisburg, PA Res Gtd Sub Ser D-2 (FSA Insd)                          5.000           12/01/33                 1,071,340
 2,000   Lehigh Cnty, PA Gen Purp Auth Cedar Crest College Rfdg                 6.700           04/01/26                 2,090,500
 1,000   Luzerne Cnty, PA Ser A (MBIA Insd)                                     5.250           11/15/25                 1,039,080
 5,000   Lycoming Cnty, PA Auth College Rev PA College of
         Technology (AMBAC Insd)                                                5.375           07/01/30                 5,158,400
 1,000   Mercer Cnty, PA (FGIC Insd)                                            5.500           10/01/15                 1,103,780
 1,000   Mifflin Cnty, PA Hosp Auth (Radian Insd)                               6.200           07/01/25                 1,074,770
 1,000   Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med Ctr                      6.000           01/01/43                 1,007,450
 1,150   Monroeville, PA Muni Auth San Swr Rev Ser B (MBIA Insd)                5.250           12/01/17                 1,240,999

1,000   Montgomery Cnty, PA Higher Ed & Hlth Auth Hosp Rev
        Abington Mem Hosp Ser A                                                5.125           06/01/32                   965,440
  900   Montgomery Cnty, PA Indl Dev Auth Rev Res Rec Montenay
        Proj Ser A (MBIA Insd)                                                 5.250           11/01/14                   993,564
1,225   Northampton Twp, PA (FGIC Insd)                                        5.375           05/15/15                 1,333,351
  955   Pennsylvania Hsg Fin Agy Single Family Mtg Ser 53A (AMT)               6.050           04/01/18                   988,788
2,000   Pennsylvania Hsg Fin Agy Single Family Mtg Ser 54A Rfdg (AMT)
        (FHA/VA Gtd)                                                           6.050           10/01/16                 2,005,180
1,000   Pennsylvania Hsg Fin Agy Single Family Mtg Ser 56A (AMT)
        (FHA/VA Gtd)                                                           6.050           10/01/16                 1,002,590
1,500   Pennsylvania Intergvtl Coop Auth Spl Tax Rev Philadelphia
        Fdg Pgm Rfdg (FGIC Insd)                                               5.500           06/15/20                 1,571,325
1,000   Pennsylvania St Higher Ed Fac Auth Rev Drexel Univ                     5.500           05/01/17                 1,074,650
1,000   Pennsylvania St Higher Ed Fac Auth Rev La Salle Univ                   5.500           05/01/34                   989,790
1,000   Pennsylvania St Higher Ed Fac Messiah College Ser AA3
        (Radian Insd)                                                          5.500           11/01/22                 1,048,680
1,000   Pennsylvania St Higher Ed Fac Thomas Jefferson Univ                    5.375           01/01/25                 1,033,800
2,000   Pennsylvania St Higher Ed UPMC Hlth Sys Ser A                          6.000           01/15/31                 2,087,140
1,000   Pennsylvania St Higher Ed Fac Auth College & Univ
        Rev Bryn Mawr College (MBIA Insd)                                      5.625           12/01/17                 1,094,200
1,645   Pennsylvania St Higher Ed Fac Philadelphia College
        Osteopathic Med                                                        5.000           12/01/17                 1,707,049
1,725   Pennsylvania St Higher Ed Fac Philadelphia College
        Osteopathic Med                                                        5.000           12/01/18                 1,781,752
1,000   Pennsylvania St Indl Dev Auth Econ Dev (AMBAC Insd)                    5.500           07/01/14                 1,109,670
3,015   Pennsylvania St Tpk Commn Ser T Rfdg (FGIC Insd)                       5.500           12/01/10                 3,390,036
1,000   Philadelphia, PA Auth Indl Dev Amern College Of Physicians             5.500           06/15/27                 1,022,870
1,500   Philadelphia, PA Gas Wks Rev 1975 Gen Ordinance 17th Ser
        (FSA Insd)                                                             5.375           07/01/19                 1,616,625
1,000   Philadelphia, PA Hosp & Higher Ed Fac Auth Hosp Rev PA
        Hosp Rfdg (Escrowed to Maturity)                                       6.250           07/01/06                 1,077,160
1,455   Philadelphia, PA Hosp & Higher Ed Fac Auth Rev Cmnty
        College Ser B Rfdg (MBIA Insd)                                         6.500           05/01/09                 1,667,474
2,000   Philadelphia, PA Sch Dist Ser B (Prerefunded @ 09/01/05)
        (AMBAC Insd)                                                           5.500           09/01/18                 2,103,740
3,675   Philadelphia, PA Wtr & Wastewtr Rev Rfdg (AMBAC Insd)                  5.500           06/15/07                 3,984,656
4,500   Pittsburgh & Allegheny Cnty, PA Pub Aud Regl Asset
        Dist Sales Tax (AMBAC Insd)                                            5.000           02/01/24                 4,560,480
1,570   Pittsburgh, PA Urban Redev Auth Mtg Rev Ser C Rfdg
        (AMT) (GNMA Collateralized)                                            5.700           04/01/30                 1,595,481
1,000   Pittsburgh, PA Urban Redev Auth Mtg Rev Ser C Rfdg (AMT)               6.500           10/01/23                 1,037,410
1,765   Quaker Valley, PA Sch Dist (FSA Insd)                                  5.375           04/01/20                 1,918,802
1,000   Southcentral, PA Gen Auth Rev Wellspan Hlth Oblig
        (MBIA Insd)                                                            5.375           05/15/28                 1,025,760
1,000   State Pub Sch Bldg Auth PA Delaware Cnty College Proj
        (MBIA Insd)                                                            5.750           10/01/16                 1,121,760
  360   State Pub Sch Bldg Auth PA Sch Conneaut Sch Dist Proj
        (FGIC Insd)                                                            5.250           11/01/19                   387,137

2,480   State Pub Sch Bldg Auth PA Sch Conneaut Sch Dist Proj
        (FGIC Insd)                                                            5.250           11/01/23                 2,610,696
  640   State Pub Sch Bldg Auth PA Sch Conneaut Sch Dist Proj
        (Prerefunded @ 11/01/13) (FGIC Insd)                                   5.250           11/01/19                   712,845
1,000   Susquehanna Area Regl Arpt Auth PA Ser D                               5.375           01/01/18                   996,640
1,000   Susquehanna Area Regl Arpt Auth PA Ser A (AMT)
        (AMBAC Insd)                                                           5.375           01/01/21                 1,044,540
1,000   Union Cnty, PA Higher Edl Bucknell Univ Ser A                          5.250           04/01/21                 1,060,280
  500   Union Cnty, PA Higher Edl Bucknell Univ Ser A                          5.250           04/01/22                   527,195
1,500   Washington Cnty, PA Auth Rev Cap Fdg Proj & Equip Pgm
        (AMBAC Insd)                                                           6.150           12/01/29                 1,720,845
1,350   Washington Cnty, PA Ser A (AMBAC Insd)                                 5.125           09/01/27                 1,374,084
1,000   Wayne Highlands, PA Sch Dist (FSA Insd)                                5.375           04/01/14                 1,102,620
1,000   Wilson, PA Area Sch Dist (FGIC Insd)                                   5.125           03/15/16                 1,070,600
1,100   York Cnty, PA (AMBAC Insd)                                             5.000           06/01/19                 1,151,513
  500   York Cnty, PA Sch Technology Auth Lease Rev
        (FGIC Insd)                                                            5.500           02/15/22                   538,245
1,000   York Cnty, PA Sch Technology Auth Lease Rev
        (FGIC Insd)                                                            5.500           02/15/23                 1,072,080
                                                                                                                   ---------------
                                                                                                                      106,451,401
                                                                                                                   ---------------

        GUAM    2.4%
1,585   Guam Intl Arpt Auth Gen Ser B (MBIA Insd)                              5.250           10/01/21                 1,680,132
                                                                                                                   ---------------

        PUERTO RICO    6.9%
4,000   Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser Y
        Rfdg (FSA Insd)                                                        6.250           07/01/21                 4,879,000
                                                                                                                   ---------------

        U. S. VIRGIN ISLANDS    1.6%
1,000   Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes
        Nt Ser A                                                               6.375           10/01/19                 1,119,590
                                                                                                                   ---------------

TOTAL LONG-TERM INVESTMENTS    160.9%
   (Cost $108,913,142)                                                                                                 114,130,123

Short-Term Investment    0.8%
   (Cost $600,000)                                                                                                         600,000
                                                                                                                   ---------------

TOTAL INVESTMENTS    161.7%
   (Cost $109,513,142)                                                                                                 114,730,123

OTHER ASSETS IN EXCESS OF LIABILITIES    1.7%                                                                            1,210,261

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (63.4%)                                                         (45,003,603)
                                                                                                                   ---------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                    $   70,936,781
                                                                                                                   ===============


          Percentages are calculated as a percentage of net assets applicable to common shares.

AMBAC     - AMBAC Indemnity Corp.
AMT       - Alternative Minimum Tax
FGIC      - Financial Guaranty Insurance Co.
FHA/VA    - Federal Housing Administration/Department of Veterans Affairs
FSA       - Financial Security Assurance Inc.
GNMA      - Government National Mortgage Association
LOC       - Letter of Credit
MBIA      - Municipal Bond Investors Assurance Corp.
Radian    - Radian Asset Assurance

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Pennsylvania Value Municipal Income Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2004

By: /s/ James M. Dykas
    ------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: September 20, 2004